Earnings Per Common Share (Narrative) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in computation of earnings per common share	103,570	244,083
Options and Warrants [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of common shares	$ 3.23	$ 2.75
Options and Warrants [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of common shares	$ 5.75	$ 6.10